EATON VANCE INVESTMENT TRUST
                                24 Federal Street
                                Boston, MA 02110



                                  CERTIFICATION

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Investment Trust (the "Registrant") (1933 Act File No. 033-1121) certifies (a) that the forms of prospectuses and statements of additional information dated April 1, 1998 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 39 ("Amendment No. 39") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 39 was filed electronically with the Commission (Accession No. 0000950156-98-000284) on March 25, 1998:

         Eaton Vance California Limited Maturity Municipals Fund
         Eaton Vance Connecticut Limited Maturity Municipals Fund
           Eaton Vance Florida Limited Maturity Municipals Fund
        Eaton Vance Massachusetts Limited Maturity Municipals Fund
           Eaton Vance Michigan Limited Maturity Municipals Fund
           Eaton Vance National Limited Maturity Municipals Fund
          Eaton Vance New Jersey Limited Maturity Municipals Fund
           Eaton Vance New York Limited Maturity Municipals Fund
             Eaton Vance Ohio Limited Maturity Municipals Fund
        Eaton Vance Pennsylvania Limited Maturity Municipals Fund

                                        EATON VANCE INVESTMENT TRUST



                                        By:/S/ ERIC G. WOODBURY
                                        Eric G. Woodbury, Assistant Secretary
Date:  April 2, 1998